CONSOLIDATED BALANCE SHEET (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 10.00	$ 0
TOTAL ASSETS	10.00	0
SHAREHOLDERS' EQUITY:
Common stock, value		0.90
Preferred Stock, value	0	0
Additional paid-in-capital	9.00	9.00
Stock subscription receivable	0	(10.00)
Total shareholders' equity	10.00	0
Vimeo Inc.
ASSETS
Cash and cash equivalents	316,305,000	110,011,000
Accounts receivable, net	14,121,000	12,785,000
Other current assets	11,335,000	7,932,000
Total current assets	341,761,000	130,728,000
Leasehold improvements and equipment, net	3,320,000	3,321,000
Goodwill	219,337,000	219,337,000
Intangible assets with definite lives, net	8,967,000	10,854,000
Other non-current assets	11,124,000	6,839,000
TOTAL ASSETS	584,509,000	371,079,000
LIABILITIES:
Accounts payable, trade	2,797,000	3,324,000
Promissory note due on demand—related party	0	44,565,000
Deferred revenue	147,766,000	137,436,000
Accrued expenses and other current liabilities	40,102,000	47,432,000
Total current liabilities	190,665,000	232,757,000
Long-term debt—related party	0	50,000,000
Other long-term liabilities	4,710,000	3,242,000
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Preferred Stock, value	0	0
Additional paid-in-capital	667,348,000	366,676,000
Accumulated deficit	(279,696,000)	(283,009,000)
Accumulated other comprehensive loss	(109,000)	(87,000)
Total shareholders' equity	389,134,000	85,080,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	584,509,000	371,079,000
Common Stock
SHAREHOLDERS' EQUITY:
Common stock, value	0.90	0.90
Common Stock | Vimeo Inc.
SHAREHOLDERS' EQUITY:
Common stock, value	928,000	837,000
Class B common stock
SHAREHOLDERS' EQUITY:
Common stock, value	0.10	0.10
Class B common stock | Vimeo Inc.
SHAREHOLDERS' EQUITY:
Common stock, value	$ 663,000	$ 663,000